Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, Plant and Equipment, Net
14.	Property, Plant and Equipment, Net

(a)	Property, plant and equipment as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021					2022
	Acquisition cost		Accumulated depreciation and impairment loss	Government grants	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Government grants	Book value
Land	￦	2,702,768	(53)	—	2,702,715	3,103,218	(53)	—	3,103,165
Buildings		9,802,539	(5,592,600)	(5,489)	4,204,450	10,102,634	(5,922,285)	(5,455)	4,174,894
Structures		6,683,546	(3,551,692)	(59)	3,131,795	6,989,634	(3,826,658)	(49)	3,162,927
Machinery and equipment		50,090,721	(33,663,244)	(7,321)	16,420,156	52,198,121	(35,767,810)	(7,481)	16,422,830
Vehicles		324,073	(277,437)	(606)	46,030	337,932	(284,897)	(904)	52,131
Tools		453,297	(375,212)	(290)	77,795	497,173	(405,844)	(368)	90,961
Furniture and fixtures		752,314	(585,881)	(271)	166,162	796,405	(622,944)	(116)	173,345
Lease assets		1,288,639	(420,893)	—	867,746	1,299,779	(378,581)	—	921,198
Bearer plants		185,234	(30,552)	—	154,682	180,486	(38,766)	—	141,720
Construction-in- progress		1,961,033	(125,620)	(10,246)	1,825,167	3,621,269	(73,266)	(9,978)	3,538,025

	￦	74,244,164	(44,623,184)	(24,282)	29,596,698	79,126,651	(47,321,104)	(24,351)	31,781,196

(b)	Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2021 and 2022 were as follows:

1)	For the year ended December 31, 2021

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss(*1,2,3)	Others(*4)	Ending
Land	￦	2,590,087	66,015	(117)	—	5,670	41,060	2,702,715
Buildings		4,161,400	22,559	(4,001)	(316,999)	(32,863)	374,354	4,204,450
Structures		3,025,226	15,728	(15,727)	(233,370)	(4,900)	344,838	3,131,795
Machinery and equipment		16,857,307	206,564	(31,769)	(2,283,704)	(77,173)	1,748,931	16,420,156
Vehicles		37,156	14,896	(832)	(15,242)	(58)	10,110	46,030
Tools		60,301	21,802	(782)	(30,864)	(69)	27,407	77,795
Furniture and fixtures		127,459	28,178	(1,630)	(47,135)	(667)	59,957	166,162
Lease assets		773,700	224,667	(8,320)	(172,443)	(1,547)	51,689	867,746
Bearer plants		149,965	—	(24,876)	(9,264)	—	38,857	154,682
Construction-in-progress		1,617,540	2,838,175	(10,789)	—	(190,556)	(2,429,203)	1,825,167

	￦	29,400,141	3,438,584	(98,843)	(3,109,021)	(302,163)	268,000	29,596,698

(*1)
The Company estimated the recoverable amount of individual assets that it ceased their use due to the disposal plan and others at fair value less costs to sell based on sale price or scrap value and recognized an impairment loss since recoverable amounts are less than their carrying amounts for the year ended December 31, 2021. During the year ended December 31, 2021, the Company recognized impairment losses on damaged assets caused by the fire accident.

(*2)
The Company decided to stop the intended use for Synthetic Natural Gas (SNG) facility and sell the related assets. The Company estimated the recoverable amount based on expected sale price and recognized
￦
217,564 million of impairment loss in 2021. The remaining balances were classified as assets held for sale as of December 31, 2021.

(*3)
During the year ended December 31, 2021, evidence of impairment occurred due to changes in the quality of bituminous coal and changes in production plans at Narrabri Coal Mine where POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD, a subsidiary of the Company, participates as a non-operating
party. The Company recognized an impairment loss of
￦
27,672 million since recoverable amounts are less than their carrying amounts.

(*4)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Acquisitions	Business Combination(*2)	Disposals	Depreciation	Impairment loss(*3)	Others(*1)	Ending
Land	￦	2,702,715	89,357	248,858	(1,247)	—	—	63,482	3,103,165
Buildings		4,204,450	127,837	37,741	(9,957)	(317,350)	(11,230)	143,403	4,174,894
Structures		3,131,795	82,130	38,535	(3,274)	(253,996)	(5,084)	172,821	3,162,927
Machinery and equipment		16,420,156	597,172	1,216	(33,511)	(2,303,917)	(184,706)	1,926,420	16,422,830
Vehicles		46,030	15,592	902	(1,017)	(18,717)	(123)	9,464	52,131
Tools		77,795	32,386	203	(187)	(37,170)	(351)	18,285	90,961
Furniture and fixtures		166,162	33,936	1,963	(1,175)	(59,359)	(1,990)	33,808	173,345
Lease assets		867,746	184,260	193,572	(22,029)	(168,521)	—	(133,830)	921,198
Bearer plants		154,682	—	—	—	(9,691)	—	(3,271)	141,720
Construction-in-progress		1,825,167	3,947,703	11,111	(383)	—	(9,699)	(2,235,874)	3,538,025

	￦	29,596,698	5,110,373	534,101	(72,780)	(3,168,721)	(213,183)	(5,292)	31,781,196

(*1)
Represents assets transferred from
construction-in-progress
to intangible assets and other property, plant and equipment, reclassifications resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

(*2)	Represents increases in property, plant and equipment due to business combination upon acquisition of Senex Energy Limited during the year ended December 31, 2022.
(*3)
The Company estimated the recoverable
amounts (net fair value)
of damaged assets due the flooding of Naengcheon stream in Pohang
,
 and recognized an impairment loss of
￦
207,072 million since recoverable amounts are less than their carrying amounts.

(c)	Borrowing costs capitalized and the capitalized interest rate for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Weighted average expenditure	￦	932,298	1,230,145	1,657,425
Borrowing costs capitalized		29,653	31,295	44,264
Capitalization rate (%)		3.14 ~ 3.18	2.25 ~ 3.16	2.39 ~ 3.85

(d)	Property, plant and equipment and investment property pledged as collateral as of December 31, 2021 and 2022 are as follows:

(in millions of Won)		Book value
	Collateral right holder	2021		2022
Land	Korean Development Bank and others	￦	933,560	1,161,696
Buildings and structures	Korean Development Bank and others		1,598,040	1,449,066
Machinery and equipment	Korean Development Bank and others		2,286,656	2,123,621

		￦	4,818,256	4,734,383

As of December 31, 2022, assets pledged as collateral related to the Company’s borrowings and others amounting to
￦
6,012,568 million include investment properties and other assets such as right to use land.

(e)	Changes in the carrying amount of right of use assets presented as investment property and property, plant and equipment for the years ended December 31, 2021 and 2022 were as follows:

1)	For the year ended December 31, 2021

(in millions of Won)	Beginning		Acquisitions	Depreciation	Others	Ending
Land	￦	371,719	14,161	(14,191)	19,757	391,446
Buildings and structures		171,760	30,912	(61,261)	2,443	143,854
Machinery and equipment		239,181	13,543	(41,721)	45,202	256,205
Vehicles		11,456	12,159	(8,657)	(205)	14,753
Ships		106,555	120,217	(16,716)	—	210,056
others		27,630	33,675	(34,261)	(7,145)	19,899

	￦	928,301	224,667	(176,807)	60,052	1,036,213

2)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Acquisitions	Business Combination(*1)	Depreciation	Others	Ending
Land	￦	391,446	18,077	—	(16,843)	(24,513)	368,167
Buildings and structures		143,854	74,454	6,714	(50,397)	(10,977)	163,648
Machinery and equipment		256,205	43,088	175,795	(56,333)	(99,734)	319,021
Vehicles		14,753	12,467	98	(12,015)	3,349	18,652
Ships		210,056	23,793	—	(18,355)	2	215,496
others		19,899	12,381	10,965	(21,467)	(14,916)	6,862

	￦	1,036,213	184,260	193,572	(175,410)	(146,789)	1,091,846

(*1)	Represents increases in right-in-use assets upon acquisition of Senex Energy Limited during the year ended December 31, 2022

(f)	The amount recognized in profit or loss related to leases for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Interest on lease liabilities	￦	36,373	32,331	34,936
Expenses related to short-term leases		18,809	20,885	29,931
Expenses related to leases of low-value assets		14,375	18,577	17,877

	￦	69,557	71,793	82,744